Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2024
Condensed financial information of the parent company
Condensed financial information of the parent company

24. Condensed financial information of the parent company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	413,317,806	305,194,205	41,811,435
Short-term investments	78,808,890	698,152,621	95,646,517
Time and Structured deposits	—	380,047,326	52,066,270
Short-term amounts due from intercompanies	687,538,024	440,259,744	60,315,338
Other current assets	—	14,670	2,010
Total current assets	1,179,664,720	1,823,668,566	249,841,570
Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	10,520,530,855	10,211,096,821	1,398,914,529
Total non-current assets	10,520,530,855	10,211,096,821	1,398,914,529
TOTAL ASSETS	11,700,195,575	12,034,765,387	1,648,756,099

	As of December 31,
	2023	2024
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Short-term borrowings	—	720,000,000	98,639,596
Accrued expenses and other intercompanies	8,364,603	19,456,357	2,665,510
Short-term amounts due to related parties	3,880,000	3,880,000	531,558
Total current liabilities	12,244,603	743,336,357	101,836,664
Non-current liabilities
TOTAL LIABILITIES	12,244,603	743,336,357	101,836,664
Commitments and contingencies
Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value; 656,508,828 shares authorized, 201,304,881 shares issued and 137,109,719 shares outstanding, as of December 31, 2023; 656,508,828 shares authorized, 201,304,881 shares issued and 105,198,013 shares outstanding, as of December 31, 2024)	132,052	132,052	18,091
Class B Ordinary shares (US$0.0001 par value; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2023 and 2024)	43,836	43,836	6,006
Treasury shares	(899,627,520)	(1,419,285,878)	(194,441,368)
Additional paid-in capital	4,033,145,746	4,026,668,369	551,651,305
Accumulated other comprehensive loss	(24,130,903)	13,751,495	1,883,947
Retained earnings	8,578,387,761	8,670,119,156	1,187,801,454
Total shareholders’ equity	11,687,950,972	11,291,429,030	1,546,919,435
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	11,700,195,575	12,034,765,387	1,648,756,099

24. Condensed financial information of the parent company - continued

Condensed statements of comprehensive income/(loss)

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Share-based compensation expense	(24,053,760)	(4,935,782)	(2,257,795)	(309,317)
General and administrative	(26,199,820)	(19,070,062)	(40,780,739)	(5,586,938)
Interest and investment income/(loss), net	(13,148,315)	104,687,566	189,674,053	25,985,239
Other non-interest income	11,548,297	28,626,092	24,463,472	3,351,482
Foreign exchange gain/(loss), net	404,232	(545,948)	20,792,611	2,848,576
Income from the repurchase of convertible senior notes	10,028,456	—	—	—
Share of loss in subsidiaries, VIEs and VIEs’ subsidiaries	(320,543,213)	(69,628,327)	(100,160,207)	(13,721,893)
Net income before income taxes	(361,964,123)	39,133,539	91,731,395	12,567,149
Income tax expense	—	—	—	—
Net income/(loss)	(361,964,123)	39,133,539	91,731,395	12,567,149
Other comprehensive income
Foreign currency translation adjustment	13,036,988	21,829,283	37,882,398	5,189,867
Total comprehensive income/(loss)	(348,927,135)	60,962,822	129,613,793	17,757,016

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income/(loss)	(361,964,123)	39,133,539	91,731,395	12,567,149
Adjustments to reconcile net income to net cash used in operating activities:
Share of loss in subsidiaries, VIEs and VIEs’ subsidiaries	320,543,213	69,628,327	100,160,207	13,721,893
Share-based compensation expense	24,053,760	4,935,782	2,257,795	309,317
Income from the repurchase of convertible senior notes	(10,028,456)	—	—	—
Accrued interest of convertible senior notes	1,732,915	—	—	—
Investment loss of short-term Investments	67,907,228	138,739,373	1,925,270	263,761
Foreign exchange loss/(gain) net	(404,232)	545,948	(20,792,611)	(2,848,576)
Payables to employee	66,077	405,208	4,893,049	670,345
Other payables	2,937,392	2,935,558	10,942,366	1,499,098
Net cash provided by operating activities	44,843,774	256,323,735	191,117,471	26,182,987
Net cash provided by (used in) investing activities	908,576,201	29,180,599	(523,283,656)	(71,689,567)
Net cash provided by (used in) financing activities	(834,990,790)	(420,660,054)	186,843,558	25,597,462
Effect of exchange rate changes on cash and cash equivalents	(117,327,970)	(10,899,643)	37,199,026	5,096,246
Net increase (decrease) in cash and cash equivalents	1,101,215	(146,055,363)	(108,123,601)	(14,812,872)
Cash and cash equivalents at beginning of the year	558,271,954	559,373,169	413,317,806	56,624,307
Cash and cash equivalents at end of the year	559,373,169	413,317,806	305,194,205	41,811,435

24. Condensed financial information of the parent company – continued

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits of subsidiaries and VIEs” on the condensed statements of comprehensive income/(loss). Equity method accounting ceases when the carrying amount of investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.